GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010	Dec. 31, 2013 Mail Vision Affiliated Company [Member]	Apr. 01, 2013 Mail Vision Affiliated Company [Member]	Dec. 31, 2012 Mail Vision Affiliated Company [Member]	Dec. 31, 2013 Natural Speech Communication Ltd [Member]	Dec. 31, 2013 Minimum [Member]
Equity Method Investment, Ownership Percentage					29.60%	29.20%	25.61%
Payments to Acquire Businesses, Gross	$ 395
Entity-Wide Revenue, Major Customer, Percentage	17.80%	13.70%	14.40%						10.00%
Maximum Additional Earn-Out Paid	120
Business Acquisition Liability With Regards To Commitment For Future Payments Recorded At Present Value		391		967
Business Acquisitions Contingent Consideration At Fair Value				329
Business Acquisition, Contingent Consideration, As At Balance Sheet Date	$ 556	$ 115						$ 115